SHARE OPTIONS (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	May 30, 2006	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2012 Options	Dec. 31, 2011 Options	Dec. 31, 2010 Options	Dec. 31, 2011 Options Minimum	Dec. 31, 2010 Options Minimum	Dec. 31, 2011 Options Maximum	Dec. 31, 2010 Options Maximum
SHARE OPTIONS
Maximum aggregate number of shares to be issued	2,330,000
Annual percentage increase in authorized shares for awards other than incentive option shares	1.00%
Annual percentage increase in authorized shares on the first day of each of 2007, 2008 and 2009 prior to the year of amendment for awards other than incentive option shares		1.00%
Annual percentage increase in authorized shares on the first day of each calendar year from the year of amendment for awards other than incentive option shares		2.50%
Expiry term of share options			10 years
Number of shares to be granted after expiration			0
Share Options
Total unrecognized compensation expense related to share-based compensation awards				$ 5,349,957
Weighted-average period of recognition of compensation expense				2 years 1 month 6 days
Recognized compensation expense				3,433,077	3,382,786	3,641,260
Income tax benefit for share-based compensation				0	0	0
Assumptions used to estimate the fair value of stock options granted
Risk free rate (as a percent)				3.15%
Risk free rate (as a percent)					2.76%	4.25%
Risk free rate (as a percent)					3.46%	4.75%
Volatility ratio (as a percent)				78.79%
Volatility ratio (as a percent)					77.00%	80.00%
Volatility ratio (as a percent)					79.00%	84.00%
Annual exit rate (as a percent)				3.49%			3.07%	2.89%	4.37%	3.36%
Exercise multiple				4.40		5.00	4.40		4.70
Number of Options
Options outstanding at the beginning of the period (in shares)				2,832,550
Granted (in shares)				69,900
Exercised (in shares)				(64,852)
Forfeited (in shares)				(231,771)
Options outstanding at the end of the period (in shares)				2,605,827	2,832,550
Options vested or expected to vest at the end of the period (in shares)				2,471,787
Options exercisable at the end of the period (in shares)				1,734,792
Weighted Average Exercise Price
Options outstanding at the beginning of the period (in dollars per share)				$ 10.59
Granted (in dollars per share)				$ 3.03
Exercised (in dollars per share)				$ 2.45
Forfeited (in dollars per share)				$ 14.33
Options outstanding at the end of the period (in dollars per share)				$ 10.25	$ 10.59
Options vested or expected to vest at the end of the period (in dollars per share)				$ 10.26
Options exercisable at the end of the period (in dollars per share)				$ 10.43
Weighted Average Remaining Contract Terms
Options outstanding at the end of the period				7 years
Options vested or expected to vest at the end of the period				7 years
Options exercisable at the end of the period				6 years
Aggregate Intrinsic Value
Options outstanding at the end of the period				434,885
Options vested or expected to vest at the end of the period				432,131
Options exercisable at the end of the period				410,577
Weighted average grant-date fair value of options granted (in dollars per share)				$ 2.22	$ 6.50	$ 9.62
Total intrinsic value of options exercised				$ 38,958	$ 1,760,500	$ 1,786,605